CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income	kr 14,117		kr 19,315		kr 19,438
Interest expenses	(11,398)		(16,257)		(16,543)
Foreign exchange effects	7		(5)		2
Financial position for CIRR-system
Cash and cash equivalents	7,259	[1]	5,219	[1]	kr 3,482	[1]	kr 4,060
Derivatives	6,721		10,643
Other assets	754		286
Prepaid expenses and accrued revenues	7,775		8,145
Total assets	349,964		368,094
Derivatives	8,988		5,227
Accrued expenses and prepaid revenues	8,581		8,798
Total liabilities and equity	349,964		368,094
Committed undisbursed loans	81,624		56,887
of which the CIRR-system
Analysis of income and expense [abstract]
Interest income	2,139		2,302
Interest expenses	(2,346)		(2,070)
Foreign exchange effects	2		1
Profit before compensation to SEK	(205)		233
Administrative remuneration to SEK	(243)		(240)
Operating profit CIRR-system	(448)		(7)
Reimbursement to (-) / from (+) the State	448		7
Financial position for CIRR-system
Cash and cash equivalents	0		0
Loans	85,643		101,657
Derivatives	3,231		3,939
Other assets	629		217
Prepaid expenses and accrued revenues	1,772		1,817
Total assets	91,275		107,630
Liabilities	89,590		106,093
Derivatives	194		266
Accrued expenses and prepaid revenues	1,490		1,271
Total liabilities and equity	91,275		107,630
Committed undisbursed loans	kr 37,286		kr 42,007

[1]
3 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.